U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Gold & Special Minerals Fund
          Two World Trade Center
          New York, NY  10048-0203

2.   Name of each series or class of funds for which this notice is filed:

          Class A, Class B and Class C

3.   Investment Company Act File Number: 811-3694

          Securities Act File Number: 2-82590

4.   Last day of fiscal year for which this notice is filed: 6/30/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                                            / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          2,380,889                     $33,570,535

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          1,311,797                     $18,522,574

9. Number and aggregate sale price of securities sold during the fiscal year:

          11,457,368                    $158,303,595

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          11,457,368                    $158,303,595

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          19,635                        $265,853

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
           (from Item 10):                                          $158,303,595
                                                                 ---------------
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                       +$265,853
                                                                 ---------------
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                   -$158,569,448
                                                                ----------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                        + -0-
                                                                ----------------
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line
           (iii), plus line (iv)) (if applicable):
                                                                        $ -0-
                                                                ----------------
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                        x 1/3300
                                                                ----------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                                  $  -0-
                                                                ----------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                             / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       Oppenheimer Gold & Special Minerals Fund


                               By: /s/ Robert J. Bishop
                                       -------------------------------------
                                       Robert J. Bishop, Assistant Treasurer

Date: 8/27/97


cc: Ronald Feiman, Esq.
    Katherine Feld
    Gloria LaFond

                  GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 WEST 47th STREET                                   NEW YORK, N.Y. 10036-1510
TELEPHONE:(212) 626-0800                               TELECOPIER (212) 626-0799





                                                     August 21, 1997



Oppenheimer Gold & Special Minerals Fund
Two World Trade Center
New York, New York 10048

Ladies and Gentlemen:

     In connection with the public offering of shares of beneficial interest, no par value (the "Shares") of Oppenheimer Gold & Special Minerals Fund (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

     It is our opinion that the Shares, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

     We hereby consent to the filing of this opinion with said Notice.


                                                     Very truly yours,

                                                 /s/ GORDON ALTMAN BUTOWSKY
                                                     WEITZEN SHALOV & WEIN



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